                                         LM Institutional Fund Advisors II, Inc.


                         Batterymarch U.S. Small Capitalization Equity Portfolio



                                                                   Annual Report
                                                                  March 31, 2001

Portfolio Manager's Comments
Batterymarch U.S. Small Capitalization Equity Portfolio

Performance

For the one-year period ended March 31, 2001, the Fund's return was -9.7%, on a net asset value basis, compared with -15.3% for its benchmark, the Russell 2000 Index. Small capitalization stocks outperformed large caps for the period. In addition, the Russell 2000 Index, despite the negative return, was one of the best performing indices worldwide.

The Fund benefited from positive stock selection relative to the benchmark, notably in the Health Care and Technology sectors of the market. Sector weights for the Fund also added value, particularly the overweights in sectors that outperformed over the period--Energy, Health Care Services and Utilities.

Value significantly outperformed growth over the period. Within the Russell 2000, the worst performing of our 20 sectors were Telecommunications, Software & Services and Technology, all down more than 60%. Best performing were the more defensive sectors, led by Health Care Services, which rose nearly 60%.

Since the Fund's inception on March 13, 2000, through March 31, 2001, its total return was -12.1%, on an annualized, net asset basis compared with the index's return of -21.7%.

Investment Process

The Batterymarch disciplined investment process incorporates rigorous stock selection and effective risk control. We use a bottom-up quantitative approach to managing equity assets. Our goal is to systematically replicate the investment disciplines of the smart fundamental investor, using quantitative techniques to process large amounts of fundamental data on a broad universe of companies.

Our stock selection model builds a "mosaic" of attributes, as experienced fundamental investors do of the stocks they follow, ranking stocks daily across six dimensions: growth, yield, cash flow, expectations, value and technical and corporate signals.

The process combines an array of factors, incorporating both growth and value, and the model is "tuned" according to which factors are most predictive of excess return within a given sector. We optimize daily, using a multifactor risk model. A unique approach to trading, using performance-based basket trading, enhances total returns by ensuring that our best ideas get into each portfolio in a timely, low-cost manner.

The portfolio review process is comprehensive; daily, weekly and monthly reports on performance attribution and portfolio characteristics enable our investment team to examine every component of our investment process--including stock selection, sector weightings and trading--to confirm that they add value both independently and together.

Market Environment

The year will be remembered for the bursting of the bubble for the Internet, technology and telecommunications stocks, as well as for the drama of the presidential election. The Nasdaq composite's significant plunge for the year was caused mainly by losses in technology stocks.

In April 2000, as the period under review began, rate hike anticipation and an antitrust ruling on Microsoft combined to trigger a sell-off in technology stocks, notably Internet-related issues. The Federal Reserve raised rates in May, causing investors to move into defensive sectors such as Utilities and Energy. In June, investors seemed optimistic that the economy was slowing; the Nasdaq ran up once again, gaining 16% in June, while the Russell 2000 rose over 8%.

Portfolio Manager's Comments
Batterymarch U.S. Small Capitalization Equity Portfolio

In July, the Fed, after its long campaign to slow the economy and keep inflation in check, took a wait-and-see stance toward further rate increases. Investors again shifted their focus toward value-oriented stocks as company fundamentals came back into play. By the end of summer, investors were worried about the weak euro, rising oil prices and company preannouncements. By year-end 2000, the economy had clearly slowed.

In early January 2001, a surprise rate cut ignited a sharp rally in semiconductor and Internet stocks. In this environment, the Fund, which was defensively-oriented, trailed the index. The rally was short-lived, however, as investors were caught between the Fed, which lowered rates again at the end of January, and reports of disappointing company earnings. Defensive stocks rebounded into February. In March, the Fed cut rates again. Historically, the third consecutive rate cut had been bullish for equities. This time, however, the announcement sent the market down, as investors fretted that the Fed was too lax and the economy was headed toward recession.

Looking ahead

As the period ended, many investors anticipated an attractive environment for small caps; historically, small caps have outperformed large caps following Fed rate cuts.

Looking ahead, we note that small caps continue to have attractive valuations. Despite the outperformance of small capitalization stocks relative to large capitalization stocks over the one-year period, valuations for the small cap index remain more attractive than for the large cap index.

The Fund's valuations remain even more compelling than the Russell 2000 benchmark with a lower forward P/E ratio of 12.9x compared with 17.3x for the index and a higher two-year growth rate of 24.9% compared with 21.0% for the index. The Growth-to P/E ratio for the Fund was 2.3x at quarter-end compared with 1.9x for the index. The Fund was well diversified across both market cap bands and industry sectors.


Batterymarch Financial Management, Inc.
April 18, 2001

Performance Information
Batterymarch U.S. Small Capitalization Equity Portfolio

The returns shown below are based on historical results and are not intended to indicate future performance. The investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders.

The following graphs compare the Portfolio's total returns against those of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $1 million investment for the periods indicated after deducting all Portfolio investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Portfolio's results and the index's results assume reinvestment of all dividends and distributions.



         Batterymarch U.S. Small Cap Equity Portfolio
      ___Institutional Class (net of expenses)          ---Russell 2000 Index/1/

                                    [GRAPH]

Mar 13, 2000                         1,000,000                 1,000,000
Mar 31, 2000                           968,000                   914,200
Jun 30, 2000                           990,000                   879,600
Sept 30, 2000                          978,000                   889,300
Dec 31, 2000                         1,007,164                   827,900
Mar 31, 2001                           873,877                   774,000


   Average Annual Total Returns as of March 31, 2001
                              Small Cap Russell 2000
            1 Year               -9.72%     -15.33%
   Since Inception (3/13/00)    -12.05%     -21.71%

/1/The Russell 2000 Index is an unmanaged index of 2000 small cap stocks and is considered to be a broad indicator of small cap market performance.

Statement of Net Assets
Batterymarch U.S. Small Captilization Equity Portfolio

March 31, 2001
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------
                                                                         % of                 Shares/           Market
                                                                      Net Assets                Par              Value
                                                                -----------------------------------------------------------
Common Stock and Equity Interests                                        98.1%
Basic Materials                                                           5.0%
    Agricultural Products                                                 0.8%
    Corn Products International, Inc.                                                           28              $  729
                                                                                                                ------
    Chemicals                                                             0.5%
    ChemFirst Inc.                                                                              17                 461
                                                                                                                ------
    Chemicals (Specialty)                                                 1.6%
    Albemarle Corporation                                                                       26                 579
    NL Industries, Inc.                                                                          3                  45
    The Lubrizol Corporation                                                                    28                 849
                                                                                                                ------
                                                                                                                 1,473

    Industrial Services                                                   0.2%
    Olin Corporation                                                                            12                 235
                                                                                                                ------
    Metals                                                                1.6%
    Precision Castparts Corp.                                                                   38               1,249
    Reliance Steel & Aluminum Co.                                                               11                 263
                                                                                                                ------
                                                                                                                 1,512

    Paper and Forest Products                                             0.3%
    Rayonier Inc.                                                                                6                 235
                                                                                                                ------
Capital Goods                                                             5.6%
    Aerospace                                                             0.9%
    Newport News Shipbuilding Inc.                                                              17                 841
                                                                                                                ------
    Aerospace/Defense                                                     0.4%
    Woodward Governor Company                                                                    7                 344
                                                                                                                ------
    Containers (Metal and Glass)                                          0.4%
    Ball Corporation                                                                             8                 385
                                                                                                                ------
    Electrical Equipment                                                  1.3%
    Belden Inc.                                                                                 19                 373
    Electro Scientific Industries, Inc.                                                         19                 533/A/
    Sensormatic Electronics Corporation                                                         16                 300/A/
                                                                                                                ------
                                                                                                                 1,206

    Engineering and Construction                                          0.5%
    Quanta Services, Inc.                                                                       19                 429/A/
                                                                                                                ------
    Machinery (Diversified)                                               0.3%
    Engineered Support Systems, Inc.                                                            17                 325
                                                                                                                ------

Batterymarch U.S. Small Capitilization Equity Portfolio

March 31, 2001
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------
                                                                          %of                 Shares/           Market
                                                                       Net Assests              Par             Value
                                                               ------------------------------------------------------------
Common Stocks and Equity Interests (continued)

    Manufacturing (Diversified)                                         1.1%
    GenCorp Inc.                                                                                22               $  236
    Stewart & Stevenson Services, Inc.                                                          36                  774
                                                                                                                 ------
                                                                                                                  1,010

    Manufacturing (Specialized)                                         0.6%
    Esterline Technologies Corporation                                                          24                  520/A/
                                                                                                                 ------
    Office Equipment and Supplies                                       0.1%
    The Reynolds and Reynolds Company                                                            6                  112
                                                                                                                 ------
Communications Services                                                 1.5%
    Networking Products                                                 0.1%
    SafeNet, Inc.                                                                                8                   98/A/
                                                                                                                 ------
    Telecommunications (Cellular/Wireless)                              1.4%
    Millicom International Cellular S.A.                                                        34                  661/A/
    Tollgrade Communications, Inc.                                                              18                  451/A/
    West Corporation                                                                             7                  148/A/
                                                                                                                 ------
                                                                                                                  1,260

Consumer Cyclicals                                                     18.2%
    Advertising                                                         0.4%
    ADVO, Inc.                                                                                  10                  376/A/
                                                                                                                 ------
    Building Materials                                                  0.4%
    Dal-Tile International Inc.                                                                 22                  333/A/
                                                                                                                 ------
    Consumer Products                                                   1.6%
    Alberto-Culver Company                                                                      22                  884
    Direct Focus, Inc.                                                                          25                  623/A/
                                                                                                                 ------
                                                                                                                  1,507

    Educational Services                                                0.3%
    Learning Tree International, Inc.                                                           12                  257/A/
                                                                                                                 ------
    Footwear                                                            1.3%
    Brown Shoe Company, Inc.                                                                    18                  345
    Reebok International Ltd.                                                                   35                  860/A/
                                                                                                                 ------
                                                                                                                  1,205

    Hardware and Tools                                                  0.2%
    The Scotts Company                                                                           5                  202/A/
                                                                                                                 ------

Batterymarch U.S. Small Capitalization Equity Portfolio

March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------

                                                                           % of               Shares/           Market
                                                                         Net Assets             Par              Value
                                                          --------------------------------------------------------------------------
Common Stocks and Equity Interests (CONTINUED)
    Homebuilding                                                            5.4%
    Centex Corporation                                                                          11               $  466
    KB HOME                                                                                     40                1,315
    NVR, Inc.                                                                                    8                1,288/A/
    Pulte Corporation                                                                           46                1,859
                                                                                                                 ------
                                                                                                                  4,928
    Household Furnishings and Appliances                                    0.5%
    Pier 1 Imports, Inc.                                                                        38                  489
                                                                                                                 ------
    Leisure Time (Products)                                                 1.2%
    Bally Total Fitness Holding Corporation                                                     37                1,093/A/
                                                                                                                 ------
    Lodging/Hotels                                                          0.7%
    Prime Hospitality Corp.                                                                     60                  646/A/
                                                                                                                 ------
    Publishing                                                              0.5%
    Scholastic Corporation                                                                      14                  494/A/
                                                                                                                 ------
    Retail (Discounters)                                                    1.1%
    The Dress Barn, Inc.                                                                        41                  966/A/
                                                                                                                 ------
    Retail (Specialty-Apparel)                                              2.7%
    Christopher & Banks Corporation                                                             13                  384/A/
    Footstar, Inc.                                                                              21                  839/A/
    Skechers U.S.A., Inc.                                                                       16                  382/A/
    The Wet Seal, Inc.                                                                          36                  922/A/
                                                                                                                 ------
                                                                                                                  2,527
    Retail (Specialty)                                                      1.2%
    The Neiman Marcus Group, Inc.                                                               35                1,128/A/
                                                                                                                 ------
    Services (Commercial and Consumer)                                      0.7%
    Lightbridge, Inc.                                                                            9                  100/A/
    Rent-A-Center, Inc.                                                                         12                  560/A/
                                                                                                                 ------
                                                                                                                    660

Consumer Staples                                                            3.2%
    Distributors (Food and Health)                                          1.4%
    Fleming Companies, Inc.                                                                     43                1,105
    Performance Food Group Company                                                               3                  152/A/
                                                                                                                 ------
                                                                                                                  1,257

    Manufacturing (Diversified)                                             0.8%
    Bergen Brunswig Corporation                                                                 43                  705
                                                                                                                 ------

Batterymarch U.S. Small Capitalization Equity Portfolio

March 31, 2001
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                                            % of              Shares/             Market
                                                                         Net Assets             Par               Value
                                                           -----------------------------------------------------------------------
Common Stocks and Equity Interests (CONTINUED)

    Specialty Printing                                                      1.0%
    Deluxe Corporation                                                                          40               $  956
                                                                                                                 ------
Energy                                                                     10.7%
    Gas and Pipeline Utilities                                              1.5%
    Equitable Resources, Inc.                                                                   20                1,359
                                                                                                                 ------
    Oil Field Services                                                      0.5%
    Trico Marine Services, Inc.                                                                 32                  472/A/
                                                                                                                 ------
    Oil and Gas (Drilling and Equipment)                                    1.2%
    Marine Drilling Companies, Inc.                                                             43                1,149/A/
                                                                                                                 ------
    Oil and Gas (Exploration and Production)                                7.5%
    Chieftain International, Inc.                                                               17                  466/A/
    Cross Timbers Oil Company                                                                   46                1,143
    Louis Dreyfus Natural Gas Corp.                                                             29                1,080/A/
    Mitchell Energy & Development Corp.                                                         12                  625
    Patterson Energy, Inc.                                                                      44                1,388/A/
    Remington Oil & Gas Corporation                                                             51                  698/A/
    St. Mary Land & Exploration Company                                                         12                  272
    The Houston Exploration Company                                                             18                  540/A/
    Vintage Petroleum, Inc.                                                                     33                  678
                                                                                                                 ------
                                                                                                                  6,890

Financials                                                                 23.5%
    Banks (Major Regional)                                                  2.7%
    BancWest Corporation                                                                        51                1,226
    Community First Bankshares, Inc.                                                            25                  505
    Corrus Bankshares, Inc.                                                                      7                  362
    East West Bancorp, Inc.                                                                     22                  431
                                                                                                                 ------
                                                                                                                  2,524

    Consumer Finance                                                        1.5%
    AmeriCredit Corp.                                                                           42                1,362/A/
                                                                                                                 ------
    Financial (Diversified)                                                 3.5%
    Glenborough Realty Trust Incorporated                                                        7                  117
    Heller Financial, Inc.                                                                      43                1,511
    IndyMac Bancorp, Inc.                                                                       28                  799/A/
    Kilroy Realty Corporation                                                                   21                  571
    RFS Hotel Investors, Inc.                                                                   16                  232
                                                                                                                 ------
                                                                                                                  3,230

Batterymarch U.S. Small Capitalization Equity Portfolio

March 31, 2001
(Amounts in Thousands)

-------------------------------------------------------------------------------------------
                                                         % of          Shares/       Market
                                                      Net Assets         Par         Value
                                                      -------------------------------------
Common Stocks and Equity Interests (continued)

    Insurance (Life/Health)                              0.6%
    AmerUs Group Co.                                                     11          $  340
    Delphi Financial Group, Inc.                                          8             222
                                                                                     ------
                                                                                        562

    Insurance (Multi-Line)                               1.5%
    Reinsurance Group of America, Incorporated                           13             490
    StanCorp Financial Group, Inc.                                       22             930
                                                                                     ------
                                                                                      1,420

    Insurance (Property/Casualty)                        2.9%
    Fidelity National Financial, Inc.                                    26             696
    First American Corporation                                           28             731
    Radian Group Inc.                                                     2             122
    RenaissanceRe Holdings Ltd.                                          17           1,169
                                                                                     ------
                                                                                      2,718

    Investment Management                                1.6%
    BlackRock, Inc.                                                      28           1,001/A/
    Kansas City Southern Industries, Inc.                                23             322/A/
    The John Nuveen Company                                               2             108
                                                                                     ------
                                                                                      1,431

    Real Estate Investment Trusts                        3.7%
    Bedford Property Investors, Inc.                                     46             856
    Highwoods Properties, Inc.                                           33             801
    Innkeepers USA Trust                                                 76             850
    MeriStar Hospitality Corporation                                     45             902
                                                                                     ------
                                                                                      3,409

    Savings and Loan Companies                           5.5%
    Astoria Financial Corporation                                        31           1,630
    Dime Bancorp, Inc.                                                    8             275
    Downey Financial Corp.                                               18             797
    Roslyn Bancorp, Inc.                                                 61           1,361
    Staten Island Bancorp, Inc.                                          39             971
                                                                                     ------
                                                                                      5,034

Health Care                                             15.5%
    Biotechnology                                        0.3%
    Myriad Genetics, Inc.                                                 6             243/A/
                                                                                     ------

    Health Care (Drugs/Major Pharmaceuticals)            3.2%
    Barr Laboratories, Inc.                                              10             572/A/
    SICOR Inc.                                                           98           1,360/A/
    Taro Pharmaceutical Industries Ltd.                                  23             986/A/
                                                                                     ------
                                                                                      2,918

    Health Care (Long Term Care)                         0.5%
    Manor Care, Inc.                                                     25             502/A/
                                                                                     ------

Batterymarch U.S. Small Capitalization Equity Portfolio


March 31, 2001
(Amounts in Thousands)

-------------------------------------------------------------------------------------------
                                                         % of          Shares/      Market
                                                      Net Assets         Par         Value
                                                      -------------------------------------
Common Stocks and Equity Interests (continued)

    Health Care (Managed Care)                            4.5%
    Coventry Health Care, Inc.                                           74         $ 1,220/A/
    Health Net Inc.                                                      52           1,070/A/
    Humana Inc.                                                          96           1,009/A/
    Mid Atlantic Medical Services, Inc.                                  40             804/A/
    Rightchoice Managed Care, Inc.                                        1              34/A/
                                                                                    -------
                                                                                      4,137

    Health Care (Medical Products and Supplies)          3.2%
    Henry Schein, Inc.                                                   26             966/A/
    Invacare Corporation                                                 36           1,403
    Owens & Minor, Inc.                                                  21             339
    Respironics, Inc.                                                     9             281/A/
                                                                                    -------
                                                                                      2,989

    Health Care (Specialized Services)                   3.8%
    First Health Group Corp.                                              6             281/A/
    Omnicare, Inc.                                                       40             856
    Trigon Healthcare, Inc.                                              14             700/A/
    Universal Health Services, Inc.                                       7             583/A/
    Varian Medical Systems, Inc.                                         18           1,088/A/
                                                                                    -------
                                                                                      3,508

Miscellaneous                                            0.5%
    Miscellaneous Manufacturing                          0.5%
    Measurement Specialties, Inc.                                        24             459/A/
                                                                                    -------

Technology                                               4.8%
    Computers (Peripherals)                              1.1%
    Read-Rite Corporation                                                60             496/A/
    Storage Technology Corporation                                       44             480/A/
                                                                                    -------
                                                                                        976

    Computers (Software/Services)                        2.2%
    AremisSoft Corporation                                               18             230/A/
    Cognizant Technology Solutions Corporation                           12             349/A/
    Embarcadero Technologies, Inc.                                       12             193/A/
    Manhattan Associates, Inc.                                           13             202/A/
    MapInfo Corporation                                                  16             289/A/
    MatrixOne, Inc.                                                       1              17/A/
    Mentor Graphics Corporation                                           9             192/A/
    Netegrity, Inc.                                                      11             277/A/
    SERENA Software, Inc.                                                17             157/A/
    WebTrends Corporation                                                 9              81/A/
                                                                                    -------
                                                                                      1,987

Batterymarch U.S. Small Capitalization Equity Portfolio

March 31, 2001
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------------
                                                                     % of             Shares/             Market
                                                                  Net Assets            Par               Value
                                                                ---------------------------------------------------
Common Stocks and Equity Interests (continued)

    Electronics (Instrumentation)                                    0.6%
    Orbotech, Ltd.                                                                       19              $   592A
                                                                                                         -------

    Electronics (Semiconductors)                                     0.6%
    Integrated Circuit Systems, Inc.                                                     11                  182A
    Integrated Silicon Solution, Inc.                                                    30                  386A
                                                                                                         -------
                                                                                                             568

    Equipment (Semiconductor)                                        0.3%
    Photronics, Inc.                                                                     12                  299A
                                                                                                         -------

Transportation                                                       3.6%
    Air Freight                                                      0.1%
    Hotel Reservations Network, Inc.                                                      4                  113A
                                                                                                         -------

    Airlines                                                         1.4%
    Atlas Air Inc.                                                                       21                  604A
    Frontier Airlines, Inc.                                                              13                  154A
    Offshore Logistics, Inc.                                                             20                  501A
                                                                                                         -------
                                                                                                           1,259

    Shipping                                                         2.1%
    Knightsbridge Tankers Ltd.                                                           34                  831
    Teekay Shipping Corporation                                                          25                1,073
                                                                                                         -------
                                                                                                           1,904

Utilities                                                            6.0%
    Electric Companies                                               4.2%
    OGE Energy Corp.                                                                     49                1,122
    Public Service Company of New Mexico                                                 55                1,593
    Western Resources, Inc.                                                              46                1,097
                                                                                                         -------
                                                                                                           3,812

    Natural Gas                                                      1.8%
    Energen Corporation                                                                  38                1,341
    MDU Resources Group, Inc.                                                             9                  325
                                                                                                         -------
                                                                                                           1,666

Total Common Stock and Equity Interests (Identified Cost $91,454)                                         90,396
-------------------------------------------------------------------------------------------------------------------

Batterymarch U.S. Small Capitalization Equity Portfolio

March 31, 2001
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------------

                                                                         % of           Shares/           Market
                                                                      Net Assets          Par             Value
                                                                   ------------------------------------------------
Repurchase Agreements                                                    3.2%
Goldman, Sachs & Company
  5.3% dated 3/30/01, to be repurchased at $1,457 on 4/2/01
  (Collateral:$1,507 Fannie Mae mortgage-backed securities,
  6.5% due 4/1/31, value $1,510)                                                        $  1,456         $ 1,456
Morgan Stanley Dean Witter
  5.32% dated 3/30/01, to be repurchased at $1,457 on 4/2/01
  (Collateral:$1,526 Fannie Mae mortgage-backed securities,
  6% due 3/1/28, value $1,496)                                                             1,457           1,457
                                                                                                         -------
Total Repurchase Agreements (Identified Cost $ 2,913)                                                      2,913
-------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost $94,367)                            101.3%                            $93,309
Other Assets Less Liabilities                                           (1.3)%                            (1,173)
                                                                                                         -------
Net Assets Consisting Of:
Accumulated paid-in capital applicable to:
  10,562 Institutional Class shares outstanding                                         $101,902
Undistributed net investment income                                                          123
Accumulated net realized gain/(loss) on investments                                       (8,831)
Unrealized appreciation/(depreciation) of investments                                     (1,058)
                                                                                        --------
Net Assets                                                             100.0%                            $92,136
                                                                                                         =======
Net Asset Value Per Share:
    Institutional Class                                                                                  $  8.72
                                                                                                         =======
-------------------------------------------------------------------------------------------------------------------

/A/ Non-income producing

See Notes to Financial Statements

Statement of Operations
Batterymarch U.S. SmallCapitalization Equity Portfolio



(Amounts in Thousands)

================================================================================

                                                                                       For the
                                                                                      Year Ended
                                                                                    March 31, 2001
                                                                                ----------------------
Investment Income:
      Dividends/A/                                                                  $        514
      Interest                                                                               121
                                                                                    ------------
         Total Income                                                                        635
                                                                                    ------------

Expenses:
      Management fee                                                                         288
      Audit and legal fees                                                                    32
      Custodian fees                                                                          84
      Directors' fees                                                                          6
      Registration fees                                                                       30
      Reports to shareholders                                                                  5
      Transfer agent and shareholder servicing expense                                        15
      Other expenses                                                                           9
                                                                                    ------------
                                                                                             469
         Less fees waived                                                                    (78)
                                                                                    ------------
         Total expenses, net of fees waived                                                  391
                                                                                    ------------

Net Investment Income                                                                        244
                                                                                    ------------

Net Realized and Unrealized Gain (Loss) on Investments:
      Realized gain/(loss) on investments                                                 (8,830)
      Net change in unrealized appreciation/(depreciation) of investments                   (941)
                                                                                    ------------

Net Realized and Unrealized Gain (Loss) on Investments                                    (9,771)
                                                                                    ------------

Change in Net Assets Resulting From Operations                                      $     (9,527)
                                                                                    ============


================================================================================
/A/ Net of foreign taxes of $1.

See Notes to Financial Statements

Statement of Changes in Net Assets
Batterymarch U.S. Small Capitalization Equity Portfolio



(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------

                                                                                 For the          For the Period
                                                                                Year Ended        March 13, 2000/A/
                                                                               March 31, 2001     to March 31, 2000
                                                                             -----------------    ------------------
Change in Net Assets:
 Net investment income                                                            $   244                 $    3
 Net realized gain/(loss) on investments                                           (8,830)                    (2)
 Net change in unrealized appreciation/(depreciation) of investments                 (941)                  (116)
                                                                                  -------                 ------
 Change in net assets resulting from operations                                    (9,527)                  (115)
 Distributions to shareholders from net investment income                            (124)                    --
 Change in net assets from Fund share transactions                                 95,030                  6,872
                                                                                  -------                 ------
 Change in net assets                                                              85,379                  6,757

Net Assets:
 Beginning of year                                                                  6,757                     --
                                                                                  -------                 ------
 End of year (including undistributed net investment
   income of $123 and $3, respectively)                                           $92,136                 $6,757
                                                                                  =======                 ======

______________________________________________________________________________________________________________________________

/A/ Commencement of operations.

See Notes to Financial Statements

Financial Highlights
Batterymarch U.S. Small Capitalization Equity Portfolio -- Institutional Class


Contained below is per share operating data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

--------------------------------------------------------------------------------


                                                                    For the            For the Period
                                                                   Year Ended         March 13, 2000/A/
                                                                 March 31, 2001       to March 31, 2000
                                                               -----------------    ---------------------
Per Share Operating Performance:
 Net asset value, beginning of year                                 $  9.68                   $10.00
                                                                    -------                 --------
 Net investment income                                                 0.03/B/                   N.M./B/
 Net realized and unrealized gain/(loss) on investments               (0.97)                   (0.32)
                                                                    --------                --------
 Total from investment operations                                     (0.94)                   (0.32)
                                                                    --------                --------

Distribution to Shareholders from:
 Net investment income                                                (0.02)                      --
                                                                    -------                 --------

 Net asset value, end of year                                       $  8.72                   $ 9.68
                                                                    =======                 ========

 Total return                                                         (9.72)%                  (3.20)%/C/

Ratios/Supplemental Data:
 Ratios to average net assets
  Expenses                                                             0.95%/B/                 0.95%/B,D/
  Net investment income                                                0.59%/B/                 3.42%/B,D/
 Portfolio turnover rate                                              146.5%                     N.M.
 Net assets, end of year (in thousands)                             $92,136                   $6,757

/A/  Commencement of operations
/B/ Net of fees waived and expenses reimbursed by LMIA pursuant to a contractual expense limitation of 0.95% until August 1, 2001. If no fees had been waived or expenses reimbursed by LMIA, the annualized ratio of expenses to average daily net assets for the year ended March 31, 2001, would have been 1.14% and for the period ended March 31, 2000, would have been 5.70%.
/C/  Not annualized.
/D/  Annualized.
N.M. -- Not meaningful


See Notes to Financial Statements

Notes to Financial Statements
Batterymarch U.S. Small Capitalization Equity Portfolio

(Amounts in Thousands)

1.   Significant Accounting Policies

LM Institutional Fund Advisors II, Inc. ("Corporation"), consisting of the Batterymarch U.S. Small Capitalization Equity Portfolio (the "Portfolio"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Security Valuation

Securities traded on national securities exchanges are valued at the last quoted sales price. Over-the-counter securities and listed securities, for which no sales price is available, are valued at the mean between the latest bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management under procedures established by and under the general supervision of the Board of Directors. Fixed income securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Investment Income and Distributions to Shareholders

Dividend and interest income and expenses are recorded on the accrual basis. Net investment income for dividend purposes consists of dividends and interest earned, less expenses.

Dividends from net investment income and distributions from capital gains are recorded on the ex-dividend date and, if available, will be made annually. Additional distributions will be made when necessary.

Investment Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At March 31, 2001, receivables for securities sold and payables for securities purchased for the Portfolio were as follows:

          Receivable for             Payable for
          Securities Sold        Securities Purchased
          ---------------        --------------------
               $1,281                   $2,373

Repurchase Agreements

All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies, and such collateral is in the possession of the Portfolio's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Portfolio's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Federal Income Taxes

No provision for federal income or excise taxes has been made since the Portfolio intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. At March 31, 2001, the Portfolio had capital loss carryforwards for federal income tax purposes of $2 and $2,231 expiring in 2008 and 2009, respectively.

Use of Estimates

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.   Portfolio Transactions

For the year ended March 31, 2001, investment transactions (excluding short-term investments) were as follows:

                                 Proceeds
          Purchases             from Sales
          ---------             ----------
          $152,298               $58,761

At March 31, 2001, cost, aggregate gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for the Portfolio were as follows:



        Cost         Appreciation   Depreciation     Net
       -----         ------------   ------------   ------
      $94,375           $6,874        $(7,940)    $(1,066)


3.   Transactions With Affiliates

The Portfolio has a management agreement with LM Institutional Advisors, Inc. ("Manager"). Pursuant to the agreement, the Manager provides the Portfolio with management and administrative services for which the Portfolio pays a fee, computed daily and payable monthly, at an annual rate of the Portfolio's average daily net assets as shown in the chart that follows.

To the extent the Manager receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, the Manager will pay the Portfolio's investment adviser the entire management fee it receives from the Portfolio.

Batterymarch Financial Management, Inc. ("Batterymarch") serves as investment adviser to the Portfolio. The investment adviser is responsible for the actual investment activity of the Portfolio.

The Manager has, until August 1, 2001, contractually agreed to waive its fees and reimburse expenses in any month to the extent the Portfolio's expenses (exclusive of taxes, interest, brokerage and extraordinary expense) exceed during that month an annual rate of the Portfolio's average daily net assets as shown in the following chart:

                                               Year Ended           At
                                             March 31, 2001   March 31, 2001
                                             --------------   --------------
                Management      Expense        Management       Management
                   Fee         Limitation      Fee Waived       Fee Payable
                ----------     ----------      ----------     --------------
                  0.70%          0.95%             $78             $138

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Portfolio to the Manager to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Portfolio's expenses to exceed the limit, if any, imposed by the Manager at that time. At March 31, 2001, cumulative expenses waived or reimbursed amounted to $82.

Legg Mason Wood Walker, Incorporated ("LMWW"), a member of the New York Stock Exchange, serves as distributor of the Portfolio.

No brokerage commissions were paid by the Portfolio to LMWW or its affiliates during the year ended March 31, 2001.

LMFM, Batterymarch, LMWW and the Manager are wholly owned subsidiaries of Legg Mason, Inc.

4.   Line of Credit

The Portfolio, along with certain other Legg Mason Funds, participates in a $300 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at prevailing short-term interest rates. For the year ended March 31, 2001, the Portfolio had no borrowings under the Credit Agreement.

5.   Fund Share Transactions

At March 31, 2001, there were one billion shares authorized at $0.001 par value for the Portfolio. Share transactions were as follows:

                                                         Reinvestment
                                      Sold              of Distributions               Repurchased            Net Change
                             ---------------------    ------------------------    --------------------    ------------------
                               Shares       Amount      Shares          Amount     Shares      Amount     Shares     Amount
                             --------      -------    --------         -------    --------    --------    ------     -------
Institutional Class
Year Ended
   March 31, 2001              9,989       $96,238       10               $94       (135)     $(1,302)     9,864     $95,030
Period Ended
March 31, 2000/A/                698       $ 6,872       --                --         --           --        698     $ 6,872
-----------------------------------------------------------------------------------------------------------------------------

/A/  March 13, 2000 (commencement of operations) to March 31, 2000.

Report of Independent Accountants

To the Shareholders and Directors
LM Institutional Fund Advisors II, Inc. -- Batterymarch U.S. Small Capitalization Equity Portfolio

We have audited the accompanying statement of net assets of Batterymarch U.S. Small Capitalization Equity Portfolio (the "Portfolio") as of March 31, 2001, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and for the period March 13, 2000 (commencement of operations) to March 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Batterymarch U.S. Small Capitalization Equity Portfolio at March 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period March 13, 2000 (commencement of operations) to March 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                                         Ernst and Young LLP


Philadelphia, Pennsylvania
May 4, 2001

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

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

LM Institutional Fund Advisors II, Inc.

Investment Manager
LM Institutional Advisors, Inc.
P.O. Box 17635
Baltimore, Maryland 21297-1635
1-888-425-6432

Investment Adviser
Batterymarch Financial Management, Inc.
200 Clarendon Street
Boston, Massachusetts 22116



    This report is not to be distributed unless preceded or accompanied by a prospectus.

                   Legg Mason Wood Walker, Inc., Distributor